MainStay Epoch Capital Growth Fund
MainStay Epoch Capital Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission or other transaction charge to your financial intermediary for effecting transactions in a class of shares of the Fund that has no initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, such as SIMPLE Class. These commissions are not reflected in the fee and expense table or expense example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MainStay Epoch Capital Growth Fund SIMPLE Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MainStay Epoch Capital Growth Fund SIMPLE Class
Management Fees (as an annual percentage of the Fund's average daily net assets)	0.75%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.54%	[1]
Total Annual Fund Operating Expenses	1.79%
[1]	Based on amounts expected to be incurred during the current fiscal year.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	MainStay Epoch Capital Growth Fund SIMPLE Class USD ($)
1 Year	$ 182
3 Years	563
5 Years	970
10 Years	$ 2,105

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the United States, that have a history of earning a high return on their invested capital relative to their cost of capital and that have positive growth in operating cash flow. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of companies across all market capitalizations. Equity securities include, among others, common stocks, depositary receipts, master limited partnerships, real estate investment trusts, warrants, and rights. The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets as determined by the Fund's Subadvisor, Epoch Investment Partners, Inc., when it believes those securities represent attractive investment opportunities. Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies. Under normal market conditions, the Fund will invest a significant amount (ranging from 20% to 60%) of its net assets in foreign securities. Generally, foreign securities are issued by companies organized outside the United States or that trade primarily in non-U.S. securities markets. The Fund will normally invest in companies located in at least three countries outside of the United States. The Fund does not have any explicit limits on the weighting within any individual country or sector.

Investment Process: The Subadvisor invests primarily in companies that generate increasing levels of free cash flow and, in the view of the Subadvisor, allocate free cash flow effectively to grow the value of the company. Free cash flow is the cash generated by a company’s operations, minus cash, taxes paid and all planned capital expenditures.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to reinvest it in a way that generates a return on investment that is greater than the firm's cost of capital.

The Subadvisor evaluates whether a company's high return on invested capital is likely to be sustainable by examining the structure of the business, the quality of management and its commitment to a sensible capital allocation policy, and the financial strength of the company.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize. The Subadvisor may also sell or reduce a position in a security if it sees a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Geographic Focus Risk: Issuers that operate in a single country, a small number of countries, or a particular geographic region can be affected similarly by the market, currency, political, economic, regulatory, geopolitical and other conditions in such country or region, and the Fund’s performance will be affected by the conditions, in the countries or regions to which the Fund is exposed. To the extent the Fund focuses its investments in a particular country or region, its performance will be more susceptible to adverse developments in such country or region than a more geographically diversified fund.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, the appreciation of securities issued by a REIT depends, in part, on the skills of the REIT’s manager. REITs may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Master Limited Partnerships ("MLPs") and Other Natural Resources Sector Companies Risks: Natural resources sector companies, including energy companies and MLPs, are subject to risks, including, but not limited to, fluctuations in the prices of commodities, a significant decrease in the production of or a sustained decline in demand for commodities, and construction risk, development risk, acquisition risk or other risks arising from their specific business strategies. Energy companies are affected by worldwide energy prices and may suffer losses as a result of adverse changes in these prices and market volatility. Additionally, energy companies may be at risk for increased government regulation and intervention and litigation. In addition, investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs are subject to certain risks inherent in the structure of MLPs, including (i) tax risks; (ii) the limited ability to elect or remove management or the general partner or managing member; (iii) limited voting rights; and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities. Securities issued by MLPs may experience limited trading volumes and, thus, may be relatively illiquid.

Rights and Warrants Risk: Rights and warrants may provide a greater potential for profit or loss than an equivalent investment in the underlying securities. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. If a right or warrant is not exercised by the date of its expiration, the Fund will lose its entire investment in such right or warrant.

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase.

The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Past Performance

SIMPLE Class shares have not commenced operations as of the date of this Prospectus. The following chart and table reflect the performance for the other share classes of the Fund, which are not offered in this Prospectus. The performance of SIMPLE Class shares would be similar to the other share classes because all share classes are invested in the same portfolio of securities and would differ only to the extent that SIMPLE Class shares have different expenses. Because SIMPLE Class shares have higher expenses than all other share classes of the Fund, except Class C shares, the performance of SIMPLE Class shares would be lower than that of other share classes, except Class C shares.

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of a broad-based securities market index. The Fund has selected the MSCI World Index as its primary benchmark. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

Annual Returns, Class I Shares (by calendar year 2017-2019)

Best Quarter
1Q/19	13.23%
Worst Quarter
4Q/18	-13.69%
As of June 30, 2020, the Class I shares of the Fund had a year to date return of 3.68%.
Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Returns - MainStay Epoch Capital Growth Fund	1 Year	Since Inception	Inception Date
Class I	28.63%	13.41%	Jun. 30, 2016
Class A	21.24%	11.34%	Jun. 30, 2016
Investor Class	20.96%	11.13%	Jun. 30, 2016
Class C	26.03%	12.11%	Jun. 30, 2016
After Taxes on Distributions | Class I	26.95%	12.05%
After Taxes on Distributions and Sale of Fund Shares | Class I	18.03%	10.36%
MSCI World Index (reflects no deductions for fees, expenses, or taxes)	27.67%	12.79%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.